Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2019
Finance income and expense
Schedule of net finance expense

	2019	2018	2017
	$m	$m	$m
Finance income
Returns on fixed deposits and equity securities	1	10	8
Returns on short-term deposits	122	86	62
Fair value gains on debt and interest rate swaps	7	–	4
Discount unwind on other long-term assets	20	6	10
Interest on tax receivables	22	36	29
Total	172	138	113
Finance expense
Interest on debt and commercial paper	(698)	(673)	(612)
Interest on overdrafts, lease liabilities and other financing costs[1]	(74)	(68)	(52)
Net interest on post-employment defined benefit plan net liabilities (Note 22)	(53)	(52)	(49)
Net exchange losses	(30)	(51)	(148)
Discount unwind on contingent consideration arising from business combinations (Note 20)	(356)	(416)	(402)
Discount unwind on other long-term liabilities	(213)	(154)	(245)
Fair value losses on debt and interest rate swaps	–	(2)	–
Interest on tax payables	(8)	(3)	–
Total	(1,432)	(1,419)	(1,508)
Net finance expense	(1,260)	(1,281)	(1,395)

[1]Comparative figures related to finance leases recognised under IAS 17.

Schedule of net gains and losses on financial instruments

	2019	2018	2017
	$m	$m	$m
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	(12)	(11)	8
Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives	(10)	(28)	(35)
Interest and fair value changes on fixed and short-term deposits, equity securities, other derivatives and tax balances	110	96	52
Interest on debt, overdrafts, lease liabilities and commercial paper held at amortised cost	(662)	(619)	(559)